Borrowings - Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 203,593
2022	69,300
2023	88,008
2024	65,471
2025 and thereafter	64,797
Total	$ 491,169	$ 494,366